Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	$ 1,556,742	$ 200,498	$ 19,403
Expenses
Advertising and promotion	1,403,270	1,199,150
Amortization	436,902	94,468	3,440
Interest, financing charges and accretion	1,080,743	380,864	4,491
Maintenance and operations	1,517,698	301,915	9,171
Office and miscellaneous	675,553	128,184	60,113
Professional fees and consulting	1,834,575	1,710,312	204,561
Share-based compensation	1,913,692	3,693,799
Transfer agent and filing fees	44,983
Travel	201,888	333,366	29,631
Total Expenses	9,109,304	7,842,058	311,407
Loss before other items	(7,552,562)	(7,641,560)	(292,004)
Other items
Listing expense		(1,144,167)
Impairment	(2,132,942)	(461,360)
Impairment of advances and loans receivable	(225,732)	(286,289)
Write-off of VAT receivable	(13,859)	(435,301)
Gain on net monetary position	924,340
Total other income (expenses)	(1,448,193)	(2,327,117)
Net loss before income taxes	(9,000,755)	(9,968,677)	(292,004)
Deferred income tax recovery	313,048	105,000
Net loss	(8,687,707)	(9,863,677)	(292,004)
Item that will not be reclassified to profit or loss
Foreign exchange translation adjustment	(480,132)	(18,120)	(9,179)
Comprehensive loss	(9,167,839)	(9,881,797)	(301,183)
Net income (loss) attributable to:
Shareholders of the Company	(8,893,005)	(9,583,550)	(292,004)
Non-controlling interest	205,298	(280,127)
Net loss	(8,687,707)	(9,863,677)	(292,004)
Other comprehensive loss attributable to:
Shareholders of the Company	(326,928)	(11,592)	(9,179)
Non-controlling interest	(153,204)	(6,528)
Other comprehensive loss	$ (480,132)	$ (18,120)	$ (9,179)
Loss per common share - basic and diluted	$ (0.10)	$ (0.16)	$ (29.2)
Weighted average common shares outstanding	88,307,259	58,115,156	10,000